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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                  Report for the Calendar Year or Quarter Ended:  12/31/2011
                                                                -------------
                  Check here if Amendment[ ]: Amendment Number:
                                                               --------------

                           This Amendment (Check only one):
                           [ ] is a restatement
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
            --------------------------------------------------------------------
Phone:      312-265-9600
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
2/14/2012
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                             Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
               26
       -----------
Form 13F Information Table Value Total:
       $  302,180 (thousands)
       -----------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   ----------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   ----------------------

                             13F INFORMATION TABLE
                                   12/31/2011

            COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 Voting Authority

             NAME OF             TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER
             ISSUER               CLASS       CUSIP      (X $1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
ALLIANCE HEALTHCARE SRVCS IN       COM NEW    018606202     6,643   5,272,131   SH       SHARED-OTHER    1, 2         5,272,131
ANAREN INC                         COM        032744104    10,655     641,095   SH       SHARED-OTHER    1, 2           641,095
ARTHROCARE CORP                    COM        043136100    21,322     673,029   SH       SHARED-OTHER    1, 2           673,029
ATRICURE INC                       COM        04963C209    20,224   1,821,978   SH       SHARED-OTHER    1, 2         1,821,978
CARDIOVASCULAR SYS INC DEL         COM        141619106    20,416   2,072,668   SH       SHARED-OTHER    1, 2         2,072,668
CONVIO INC                         COM        21257W105    15,326   1,385,750   SH       SHARED-OTHER    1, 2         1,385,750
DIGITAL GENERATION INC             COM        25400B108    14,574   1,222,619   SH       SHARED-OTHER    1, 2         1,222,619
DICE HLDGS INC                     COM        253017107     6,619     798,465   SH       SHARED-OTHER    1, 2           798,465
ENDOLOGIX INC                      COM        29266S106    21,396   1,863,757   SH       SHARED-OTHER    1, 2         1,863,757
GAIN CAP HLDGS INC                 COM        36268W100     7,543   1,125,778   SH       SHARED-OTHER    1, 2         1,125,778
GEOEYE INC                         COM        37250W108    21,623     973,138   SH       SHARED-OTHER    1, 2           973,138
GIVEN IMAGING                    ORD SHS      M52020100    22,168   1,271,814   SH       SHARED-OTHER    1, 2         1,271,814
GSI TECHNOLOGY                     COM        36241U106     4,380     935,970   SH       SHARED-OTHER    1, 2           935,970
GUIDANCE SOFTWARE INC              COM        401692108     2,199     339,288   SH       SHARED-OTHER    1, 2           339,288
INFORMATION SERVICES GROUP I       COM        45675Y104     1,474   1,430,913   SH       SHARED-OTHER    1, 2         1,430,913
INTRALINKS HLDGS INC               COM        46118H104    20,716   3,319,857   SH       SHARED-OTHER    1, 2         3,319,857
K12 INC                            COM        48273U102     5,776     321,951   SH       SHARED-OTHER    1, 2           321,951
MEDIDATA SOLUTIONS INC             COM        58471A105    15,735     723,433   SH       SHARED-OTHER    1, 2           723,433
MEDQUIST HLDGS INC                 COM        58506K102     4,322     449,284   SH       SHARED-OTHER    1, 2           449,284
OBAGI MEDICAL PRODUCTS INC         COM        67423R108    10,470   1,030,508   SH       SHARED-OTHER    1, 2         1,030,508
ONLINE RES CORP                    COM        68273G101     6,789   2,805,551   SH       SHARED-OTHER    1, 2         2,805,551
SEACHANGE INTL INC                 COM        811699107     6,541     930,393   SH       SHARED-OTHER    1, 2           930,393
STR HLDGS INC                      COM        78478V100    14,787   1,796,759   SH       SHARED-OTHER    1, 2         1,796,759
TIER TECHNOLOGIES INC              CL B       88650Q100    10,723   2,459,404   SH       SHARED-OTHER    1, 2         2,459,404
VELTI PLC ST HELIER                SHS        G93285107     3,307     486,386   SH       SHARED-OTHER    1, 2           486,386
VIASYSTEMS GROUP INC           COM PAR$.01    92553H803     6,452     381,347   SH       SHARED-OTHER    1, 2           381,347
  TOTAL                                                   302,180  36,533,266                                        36,533,266